REVENUE RECOGNITION	6 Months Ended
Jun. 30, 2024
Revenue Recognition and Deferred Revenue [Abstract]
REVENUE RECOGNITION
NOTE 4:-	REVENUE RECOGNITION

During the six months ended June 30, 2024, the Company recognized revenue at a point in time of $10,405 for application engineering services, after receiving customer acceptance. The Company did not recognize revenue related to application engineering services during the six months ended June 30, 2023.

Deferred Revenues

During the six months ended June 30, 2024, the Company recognized $6,583 that was included in deferred revenues balance at December 31, 2023.

Remaining Performance Obligation

The Company’s remaining performance obligations are comprised of application engineering services revenues not yet rendered. As of June 30, 2024, the aggregate amount of the transaction price allocated to remaining performance obligations was $1,040 (out of which none is recorded as deferred revenues), which the Company expects to recognize as revenues within the next 12 months.